UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HILLS BANK & TRUST COMPANY
Address: 131 MAIN STREET
         PO BOX 100
         HILLS, IA 52235

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     JONI L. MCFARLAND
Title:    TRUST OPERATIONS OFFICER
Phone:    319-679-2178
Signature, Place, and Date of Signing:

    HILLS BANK & TRUST COMPANY  HILLS, IA    FEBRUARY 09, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       59

Form 13F Information Table Entry Total:       $131,532



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AFLAC INC                      COM              001055102      272     7075 SH       DEFINED                  5875              1200
ABBOTT LABORATORIES            COM              002824100      274     6061 SH       DEFINED                  6061
ALLIANT ENERGY CORP            COM              018802108      229     8351 SH       DEFINED                  7051              1300
AMBAC FINANCIAL                COM              023139108      731     9380 SH       DEFINED                  9205               175
AMERICAN EXPRESS CO            COM              025816109      622    11300 SH       DEFINED                 11300
AMERICAN INTERNATIONAL GROUP I COM              026874107     3962    58506 SH       DEFINED                 56341              2165
AMGEN                          COM              031162100     3816    60549 SH       DEFINED                 59309              1240
AUTOMATIC DATA PROCESSING INC  COM              053015103      341     7800 SH       DEFINED                  6500              1300
BP AMOCO PLC SPONSORED ADS     COM              055622104      200     3283 SH       DEFINED                  3283
BANK OF AMERICA CORP           COM              060505104     1993    42512 SH       DEFINED                 42512
BELL SOUTH CORPORATION         COM              079860102      279    10543 SH       DEFINED                 10543
BERKSHIRE HATHAWAY             COM              084670108     1092       12 SH       DEFINED                     3                 9
BEST BUY COMPANY INC           COM              086516101     2482    44797 SH       DEFINED                 43832               965
CISCO SYSTEMS INC              COM              17275R102     3647   199964 SH       DEFINED                193674              6290
CITIGROUP INC                  COM              172967101      223     4527 SH       DEFINED                  3752               775
COMCAST CORP NEW CL A SPECIAL  COM              20030N200      227     7310 SH       DEFINED                  7310
DEERE & CO                     COM              244199105      361     5300 SH       DEFINED                  4500               800
DENTSPLY INTERNATIONAL         COM              249030107     2828    49095 SH       DEFINED                 47980              1115
DONALDSON                      COM              257651109     2411    74790 SH       DEFINED                 73415              1375
EMERSON ELECTRIC COMPANY       COM              291011104     3440    50074 SH       DEFINED                 49554               520
EXXON MOBIL CORP               COM              30231G102     5307    95144 SH       DEFINED                 93166              1978
FASTENAL CO                    COM              311900104     4497    73653 SH       DEFINED                 72003              1650
FIRST DATA CORP.               COM              319963104      660    16099 SH       DEFINED                 11799              4300
FISERV                         COM              337738108     2028    52522 SH       DEFINED                 51232              1290
GENERAL ELECTRIC CO            COM              369604103     6331   173809 SH       DEFINED                168274              5535
GILLETTE COMPANY               COM              375766102      758    15410 SH       DEFINED                 15410
HNI CORP                       COM              404251100      391     9340 SH       DEFINED                  8340              1000
H J HEINZ CO                   COM              423074103      451    12050 SH       DEFINED                  7050              5000
HERSHEY FOODS CORP.            COM              427866108      255     4200 SH       DEFINED                  4200
HOME DEPOT INC                 COM              437076102     5023   119462 SH       DEFINED                116285              3177
ILLINOIS TOOL WORKS INC.       COM              452308109     3593    40878 SH       DEFINED                 40213               665
INTEL CORP                     COM              458140100     4491   191876 SH       DEFINED                182926              8950
IBM                            COM              459200101     3348    35574 SH       DEFINED                 35199               375
JOHNSON & JOHNSON INC          COM              478160104     2084    31428 SH       DEFINED                 28142              3286
LILLY ELI & CO                 COM              532457108      232     4200 SH       DEFINED                  4200
MBNA CORP.                     COM              55262L100     2433    91710 SH       DEFINED                 84735              6975
MEDTRONIC INC                  COM              585055106     4326    80571 SH       DEFINED                 79171              1400
MICROSOFT CORPORATION          COM              594918104     3477   132522 SH       DEFINED                127197              5325
MOODYS                         COM              615369105     1117    12995 SH       DEFINED                 12895               100
OMNICOM GROUP INC              COM              681919106     3012    34905 SH       DEFINED                 33960               945
PEPSICO INCORPORATED           COM              713448108     5623   101321 SH       DEFINED                 98996              2325
PFIZER, INC                    COM              717081103     3765   147359 SH       DEFINED                143229              4130
T ROWE PRICE GROUP             COM              74144T108      251     4272 SH       DEFINED                  4272
PROCTER AND GAMBLE COMPANY     COM              742718109    12964   249404 SH       DEFINED                248114              1290
QCR HOLDINGS INC               COM              74727A104      244    11544 SH       DEFINED                 11544
SBC COMMUNICATIONS INC         COM              78387G103      253    10285 SH       DEFINED                 10285
MATERIALS SPDR                 COM              81369Y100     2509    85030 SH       DEFINED                 83480              1550
ENERGY SPDR                    COM              81369Y506     2924    74845 SH       DEFINED                 73295              1550
STATE STREET CORP COM          COM              857477103     1762    38525 SH       DEFINED                 37770               755
SUN LIFE FINANCIAL             COM              866796105      743    22675 SH       DEFINED                 22675
SUN TRUST BANKS                COM              867914103      367     5020 SH       DEFINED                  4520               500
SYSCO CORP                     COM              871829107     3893   110570 SH       DEFINED                107965              2605
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      241     8150 SH       DEFINED                  4600              3550
US BANCORP                     COM              902973304     4336   141613 SH       DEFINED                112390             29223
VERIZON COMMUNICATIONS INC     COM              92343V104      542    14881 SH       DEFINED                 14881
WAL-MART STORES, INC           COM              931142103      334     6280 SH       DEFINED                  5280              1000
WALGREENS                      COM              931422109      329     7555 SH       DEFINED                  6555              1000
WELLS FARGO & CO               COM              949746101     3811    62041 SH       DEFINED                 59966              2075
WM WRIGLEY JR                  COM              982526105     3397    48834 SH       DEFINED                 48324               510